Business Combination (Details) - Schedule of fair value of each class of recognised assets and liabilities (Parentheticals)	Mar. 31, 2022
Schedule Of Fair Value Of Each Class Of Recognised Assets And Liabilities Abstract
Equity interest	60.00%